Long-term loan - Schedule of Long-Term Loan Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 15,400	$ 15,118
Accrued interest	363	1,755
Interest paid	(300)	(1,436)
Other	(17)	(38)
Deconsolidation of subsidiary	(15,446)	0
Ending balance	$ 0	$ 15,400